Stock Based Compensation (Detail Textuals 3) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested in period			32,463
Unamortized expense		$ 1,730,791
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested in period	391,303
Unamortized expense		$ 21,100,000
Restricted stock units | IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested in period	387,868
Remaining number of shares vested in period	678,171
Restricted stock units | Vesting on each of first and second anniversaries of recipient's grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested in period	525,999
Vesting percentage	50.00%
Restricted stock units | One-third vesting on each of first, second, and third anniversaries of recipient's hire date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested in period	21,738
Description of vesting percentage	one-third vesting
Restricted stock units | Vesting on each of third and fourth anniversaries of recipient's hire date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested in period	130,434
Vesting percentage	50.00%	50.00%